Financial instruments and risk management - Jet fuel price risk (Details) item in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) item $ / gal	Dec. 31, 2016 MXN ($) item $ / gal	Dec. 31, 2015 MXN ($)
Jet fuel
Jet fuel price risk
Percentage of operating expenses	29.00%	28.00%	30.00%
Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)	61,100	134,300
Projected term of hedged consumption	9 months	21 months
Fair value of derivative financial assets | $	$ 497,403	$ 867,809
Cost of hedging recognized in other comprehensive income | $	163,836	218,038
Extrinsic value of options recycled to cost | $	$ 26,980	$ 305,166	$ 112,675
Within one year | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)	131,381	118,798
Strike price agreed rate | $ / gal	1.7447	1.5145
Approximate percentage of hedge (of expected consumption value)	55.00%	52.00%
Within six months | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)	69,518	55,436
Strike price agreed rate | $ / gal	1.6861	1.6245
Approximate percentage of hedge (of expected consumption value)	60.00%	51.00%
Between six months and one year | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)	61,863	63,362
Strike price agreed rate | $ / gal	1.8106	1.4182
Approximate percentage of hedge (of expected consumption value)	50.00%	53.00%
Between one year and two years | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)		70,238
Strike price agreed rate | $ / gal		1.6392
Approximate percentage of hedge (of expected consumption value)		24.00%
Between one year and eighteen months | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)		62,492
Strike price agreed rate | $ / gal		1.6508
Approximate percentage of hedge (of expected consumption value)		45.00%
Between eighteen months and two years | Jet fuel Asian call options
Jet fuel price risk
Notional volume (in gallons)		7,746
Strike price agreed rate | $ / gal		1.5450
Approximate percentage of hedge (of expected consumption value)		10.00%